LEASE LIABILITY AND RIGHT OF USE ASSET	12 Months Ended
Dec. 31, 2022
Lease Liability And Right Of Use Asset
LEASE LIABILITY AND RIGHT OF USE ASSET

20. LEASE LIABILITY AND RIGHT OF USE ASSET

On December 1, 2017, the Company entered into lease agreement. The Company leases corporate office in New York, NY under a lease agreement dated December 1, 2017, which expires on June 30, 2023. A summary of the changes in the right-of-use asset (in thousands) for the periods ended December 31, 2022, and December 31, 2021 is as follows:

Right-of-Use Asset
Cost
Balance at December 31, 2020	502
Additions	-
Balance at December 31, 2021	502
Additions	107
Balance at December 31, 2022	609
Accumulated Depreciation
Balance at December 31, 2020	309
Depreciation	84
Balance at December 31, 2021	393
Acquired Depreciation	59
Depreciation	84
Balance at December 31, 2022	536

Carrying Amounts
Balance at December 31, 2021	109
Balance at December 31, 2022	73

The lease liability resulted from the lease agreement is $131 thousand (undiscounted value of $135 thousand, discount rate 4%). This liability represents the monthly lease payment from January 1, 2022 to June 30, 2023. Additionally, the Company acquired leases related to offices in North Carolina and New Jersey (ending on September 30, 2023) as part of the LemonBrew Transaction. The associated leases were transferred to the Company on December 9, 2022. A summary of the changes in the lease liability (in thousands) during the periods ended December 31, 2022, and December 31, 2021 is as follows:

	December 31, 2022	December 31, 2021
Maturity analysis – contractual undiscounted cash flows
Less than one year	96	94
One year to five years	-	41
More than five years	-	-
Total undiscounted lease liabilities	96	135
Lease liabilities included in the balance sheet	96	131
Current	96	91
Non-current	-	40